Related Party Transactions (Details) - Director [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Annual compensation			$ 42,000		$ 42,000
Consulting fees					$ 42,000	$ 42,000
Payment of related party	$ 10,500	$ 10,500	$ 21,000	$ 21,000